OTHER RECEIVABLES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
OTHER RECEIVABLES, NET
Provision for Other Credit Losses	$ (37,829)	¥ 259,766	¥ 109,302	¥ 247,612